Capital Management	12 Months Ended
Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital Management
18.	CAPITAL MANAGEMENT
The Company considers its capital structure to consist of debt, share capital, share-based payments reserve, and net of deficit. The Company manages its capital structure and makes adjustments to it, in order to have the funds available to support the acquisition, exploration and development of mineral properties and ongoing operations (Note 1). The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.
The declaration and payment of dividends on the Company’s common shares and the amount thereof are at the discretion of the Board of Directors, which takes into account the Company’s financial results, capital requirements, available cash flow, future prospects of the Company’s business and other factors considered relevant from time to time. In accordance with the Dunebridge RCF, permitted distributions to third parties (which include dividends) are subject to the Company having a net debt to EBITDA ratio of less than or equal to 1.75:1. Net debt is equal to total debt, less cash and cash equivalents. The aggregate amount of all distributions paid during the rolling four quarters up to and including the date of such distribution does not exceed 25% of free cash flows (“FCF”) during such period. FCF is defined as EBITDA minus, without duplication, (a) capital expenditures, (b) cash taxes, (c) any applicable standby fee, other fees or finance costs payable to the finance parties in connection with the Dunebridge RCF, (d) interest expenses and (e) any indebtedness (including mandatory prepayments) permitted under the existing agreement. Also, the available liquidity after payment of a distribution must be greater than or equal to US$60 million for distributions paid during a quarter ending March 31, or US$50 million for other quarters, where the aggregate amount of the all advances outstanding does not exceed US$10 million.
Management reviews its capital management approach on an ongoing basis.

The Company’s capital is summarized as follows:

	December 31,	December 31,

	2020	2019

Secured notes payable	$ 374,706	$ 378,869

Dunebridge revolving credit facility	31,813	-

Share capital	631,498	631,224

Share-based payments reserve	6,820	6,111

Deficit	(565,952)	(302,523)

	$ 478,885	$ 713,681